DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

1.NATURE OF OPERATIONS

Mondee Holdings II, Inc., a wholly owned subsidiary of Mondee Holdings, LLC (“Holdings”, “Parent”), is a Delaware corporation formed on April 25, 2012. We refer to Mondee Holdings II, Inc. and its subsidiaries collectively as “Mondee,” the “Company,” “us,” “we” and “our” in these condensed consolidated financial statements. Mondee is a rapid-growth, travel technology company and marketplace with a portfolio of globally recognized brands in the leisure and corporate travel sectors. Mondee provides state-of-the art technologies, operating systems and services that modernize travel market transactions to better serve travelers seeking enhanced life-style choices directly or through travel affiliates. These technology- led platforms, combined with Mondee’s distribution network, access to global travel inventory and its extensive, negotiated travel content, create a modern travel marketplace. The Company believes this modern travel marketplace provides enhanced options to the increasingly discerning traveler, on efficient consumer- friendly distribution platforms that support its travel supplier partners in utilizing highly perishable travel inventory. In addition to the rapid development of a modern travel marketplace, Mondee is increasingly focused on expanding its marketplace to the gig economy segment of the travel market. The Company believes gig workers are seeking more flexible, diverse content travel services and that its platform is well suited to serve them. The Company also offers a new subscription incentive-based behavioral change platform that is designed to be user-friendly to make booking business trips rewarding for both the traveler and the corporation.

Basis of presentation

The condensed consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting.

The condensed consolidated financial statements as of June 30, 2022 and accompanying notes are unaudited. The condensed consolidated balance sheet as of December 31, 2021, included herein was derived from the audited consolidated financial statements as of that date. Certain information and note disclosures normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. As such, the information included herein should be read in conjunction with the consolidated financial statements and accompanying notes as of and for the year ended December 31, 2021, which provide a more complete discussion of the Company’s accounting policies and certain other information. The condensed consolidated financial statements were prepared on the same basis as the audited consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for a fair statement of the Company’s financial position as of June 30, 2022 and the results of operations for the three and six months ended June 30, 2022 and 2021 and the results of cash flows for the six months ended June 30, 2022 and 2021. The results of operations for the three and six months ended June 30, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.

The condensed consolidated financial statements include the accounts of the Company and its wholly- owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

There have been no changes in accounting policies during the six months ended June 30, 2022 from those disclosed in the annual consolidated financial statements and related notes for the year ended December 31, 2021, except as described in “Recently Adopted Accounting Pronouncements” below.

Special Purpose Acquisition Company

On December 20, 2021, Mondee signed a Business Combination Agreement (“BCA”) with ITHAX Acquisition Corp (“ITHAX”), Ithax Merger Sub I, LLC (“First Merger Sub”), a Delaware limited liability company and wholly owned subsidiary of ITHAX, Ithax Merger Sub II (“Second Merger Sub”), LLC a Delaware limited liability company and wholly owned subsidiary of ITHAX. On July 18, 2022, First Merger Sub merged with and into Mondee, with Mondee surviving such merger as a wholly owned subsidiary of Mondee Holdings, Inc. (the “First Merger”), and at the time the First Merger became effective, immediately following the First Merger, Mondee merged with and into Second Merger Sub, with Second Merger Sub surviving such merger as a wholly owned subsidiary of Mondee Holdings, Inc. (“the Second Merger”). The surviving company was renamed to Mondee Holdings, Inc. (“New Mondee”).

Upon consummation of the First Merger, Second Merger, and the PIPE Financing, the most significant change in the Company’s future reported financial position and results was an estimated increase in cash (as compared to Mondee’s condensed consolidated balance sheet at June 30, 2022) of $70,000.

Subject to the terms of the BCA, all of the issued and outstanding shares of Mondee Holdings LLC were converted into an aggregate of (i) 60,800,000 shares of Common Stock, par value $0.0001 per share of New Mondee (the “Surviving Company”) at a deemed value of $10.00 per share and (ii) the contingent right to receive during the earnout period certain additional shares of the Company’s common stock as specified in the BCA, in three equal tranches of 9,000,000 shares of the Company’s Common Stock, upon the satisfaction of certain price targets set forth in the BCA. The transaction provided all holders of the Company’s Common Stock with shares of Common Stock of the continuing public company.

The Company’s basis of presentation within these condensed consolidated financial statements do not reflect any adjustment as a result of the Business Combination closing. The Business Combination was accounted for as a reverse recapitalization. Under this method of accounting, ITHAX was treated as the acquired company for financial statement reporting purposes.

Going concern

The Company has prepared its condensed consolidated financial statements assuming that the Company will continue as a going concern. The Company is required to make debt repayments aggregating to $15,454 and $9,128 up to June 30, 2023 and June 30, 2024, respectively. As of June 30, 2022, current liabilities are $75,282 and current assets are $60,199. Given that the Company has historically generated recurring net losses, it may be unable to make such specified debt repayments from operations when the balance is due. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

As of June 30, 2022 the Company has $10,932 of un-restricted cash and $15,000 in unused line of credit. Upon completion of the Business Combination with ITHAX in July 2022 the Company’s consolidated cash balance increased due to the PIPE investments of $70,000, cash held by ITHAX of $157, and $8,351 net of redemptions. The increase was offset by a modified debt facility with TCW Asset Management Company LLC (“TCW”) which entailed a prepayment of some of its obligations totaling $41,200 in July 2022, refer to Note 13. The Company is also required to make various payments including SPAC transaction costs incurred and deferred underwriting commissions aggregating to $28,680 upon the close of the Business Combination. Further, for the six months ended June 30, 2022, the Company generated positive cash flows from operating activities and expects to continue for the next 12 months, despite the increases in costs of operating as a public company such as recurring audit fees and legal services.

As of the date on which these condensed consolidated financial statements were available to be issued, we believe that the cash on hand, cash generated from operating activities, available line of credit, and additional investments obtained through the Business Combination will satisfy the Company’s working capital and capital requirements for at least the next twelve months and accordingly, substantial doubt about the Company’s ability to continue as a going concern is alleviated.

COVID-19

During 2020, the COVID-19 pandemic had severely restricted the level of economic activity around the world and is continuing to have an unprecedented effect on the global travel industry. The various government measures implemented to contain the COVID-19 pandemic, such as imposing restrictions on travel and business operations and advising or requiring individuals to limit or forgo their time outside of their homes, initially led to unprecedented levels of cancellations and continues to have a negative impact on the number of new travel bookings. While many countries have begun the process of vaccinating their residents against COVID-19, the large scale and challenging logistics of distributing the vaccines, as well as uncertainty over the efficacy of the vaccines against new variants of the virus, may contribute to delays in economic recovery. The spread of new variants of COVID-19 has caused uncertainty as to when restrictions will be lifted, if additional restrictions may be initiated or reimposed, if there will be permanent changes to travel behavior patterns, and the timing of distribution and administration of COVID-19 vaccines and other medical interventions globally. Overall, the full duration and total impact of COVID-19 remains uncertain, and it is difficult to predict how the recovery will unfold for the travel industry and, in particular, our business, going forward.

Even though there have been some improvements in the economic and operating conditions for our business since the outset of the COVID-19 pandemic, we cannot predict the long-term effects of the pandemic on our business or the travel and restaurant industries as a whole. If the travel industries are fundamentally changed by the COVID-19 pandemic in ways that are detrimental to our operating model, the Company’s business may continue to be adversely affected even as the broader global economy recovers.

Given the severe downturn in the global travel industry and the financial difficulties faced by many of our travel service providers, customers and marketing affiliates, we have increased our provision for allowance for doubtful accounts on receivables from our travel service providers and marketing affiliates. Moreover, due to the high level of cancellations of existing reservations, we have incurred, and may continue to incur, higher than normal cash outlays on chargebacks for prepaid reservations, including certain situations where we have already transferred the prepayment to the travel service provider. Any material increases in our allowance for doubtful accounts and chargebacks would have a corresponding adverse effect on our results of operations and related cash flows.

1.	NATURE OF OPERATIONS

Mondee Holdings II, Inc., a wholly owned subsidiary of Mondee Holdings, LLC (“Holdings”, “Parent”), is a Delaware corporation formed on April 25, 2012. We refer to Mondee Holdings II, Inc. and its subsidiaries collectively as “Mondee,” the “Company,” “us,” “we” and “our” in these consolidated financial statements. Mondee is a rapid-growth, travel technology company and marketplace with a portfolio of globally recognized brands in the leisure and corporate travel sectors. Mondee provides state-of-the art technologies, operating systems and services that modernize travel market transactions to better serve travelers seeking enhanced life-style choices directly or through travel affiliates. These technology-led platforms, combined with Mondee’s distribution network, access to global travel inventory and its extensive, negotiated travel content, create a modern travel marketplace. The Company believes this modern travel marketplace provides enhanced options to the increasingly discerning traveler, on efficient consumer- friendly distribution platforms that support its travel supplier partners in utilizing highly perishable travel inventory. In addition to the rapid development of a modern travel marketplace, Mondee is increasingly focused on expanding its marketplace to the gig economy segment of the travel market. The Company believes gig workers are seeking more flexible, diverse content travel services and that its platform is well suited to serve them. The Company also offers a new subscription incentive-based behavioral change platform that is designed to be user-friendly to make booking business trips rewarding for both the traveler and the corporation.

Basis of presentation

The consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Revisions of Previously Issued Financial Statements

During the preparation of the consolidated financial statements for year 2021, we identified a misstatement related to the related party disclosure in previously issued financial statements for the years ended December 31, 2020 and December 31, 2019. The previously disclosed related party transaction and balances at year end with respect to affiliate entities were not bifurcated between the three legal entities operating under the same brand name. This misstatement only impacted the footnote disclosure and did not impact previously reported consolidated financial statements.

We assessed the materiality of the misstatement and concluded it was not material to the Company’s previously issued consolidated financial statements for the years ended December 31, 2020 and December 31, 2019 and that amendments of previously issued financial statements were therefore not required. However, we elected to revise the previously reported amounts in the related party disclosure to bifurcate the transactions for the year ended and balances as at year end between the three legal entities. The revision applies to the previously reported amounts for related party transactions for the year ended December 31, 2020.

Special Purpose Acquisition Company

In December 2021, the Company entered into an agreement and plans to merge (“the Merger”) with a subsidiary of ITHAX Acquisition Corp. (“ITHAX”), a publicly traded special purpose acquisition company. The Company’s existing shareholders will retain 100% of their equity, which converts to 62.9% ownership of the outstanding shares of the post-combination company at closing, assuming no redemptions by ITHAX’s public shareholders. The transaction is expected to be completed during 2022. However, there can be no assurance as to when or if the closing of the Merger will occur. As a result of the proposed Merger, Mondee Holdings II, Inc. will be the surviving company and it will be renamed as “Mondee Holdings, Inc.”

Going concern

The Company has prepared its consolidated financial statements assuming that the Company will continue as a going concern. As of December 31, 2021, the Company is required to make debt repayments aggregating to $11,401 and $9,814 in 2022 and 2023, respectively. The Company applied for and received gross proceeds of $3,576 in February 2021 from the second tranches of the PPP loan, of which $1,576 has been forgiven as of December 31, 2021. While the Company currently believes that its use of the remaining PPP loan proceeds will meet the conditions for forgiveness of the PPP loan, it is not guaranteed. As of December 31, 2021, current liabilities are $48,450 and current assets are $40,691. Given that the Company has historically generated recurring net losses and negative cash flows from operations, it may be unable to make such specified debt repayments when the balance is due. These conditions raise substantial doubt about the Company’s ability to continue as a going concern, for a period of twelve months following the date of issuance of the consolidated financial statements for the year ended December 31, 2021. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In December 2021, the Company entered the Merger with ITHAX, see above for further details. Upon the consummation of the Merger, the Company’s future reported cash balance is estimated to increase by $150,000 assuming maximum shareholder redemption of common stock, or $267,144 assuming no redemptions, including up to $50,000 in gross proceeds from the Private Investment in Public Equity (“PIPE”) financing. Further, the Company has $15,506 of un-restricted cash and $15,000 in unused line of credit as of December 31, 2021. Although travel volumes remain materially lower than historic levels, travel trends improved during the second half of 2020, and in 2021. Management expects this would result in working capital benefits and positive cash flow more akin to typical historical trends. It remains difficult to forecast the seasonality for the upcoming quarters, given the uncertainty related to the duration of the impact from COVID-19 and the shape and timing of any sustained recovery.

COVID-19

During 2020, the COVID-19 pandemic has severely restricted the level of economic activity around the world, and is continuing to have an unprecedented effect on the global travel industry. The various government measures implemented to contain the COVID-19 pandemic, such as imposing restrictions on travel and business operations and advising or requiring individuals to limit or forgo their time outside of their homes, initially led to unprecedented levels of cancellations and continues to have a negative impact on the number of new travel bookings. While many countries have begun the process of vaccinating their residents against COVID-19, the large scale and challenging logistics of distributing the vaccines, as well as uncertainty over the efficacy of the vaccines against new variants of the virus, may contribute to delays in economic recovery. The spread of new variants of COVID-19 has caused uncertainty as to when restrictions will be lifted, if additional restrictions may be initiated or reimposed, if there will be permanent changes to travel behavior patterns, and the timing of distribution and administration of COVID-19 vaccines and other medical interventions globally. Overall, the full duration and total impact of COVID-19 remains uncertain, and it is difficult to predict how the recovery will unfold for the travel industry and, in particular, our business, going forward.

Even though there have been some improvements in the economic and operating conditions for our business since the outset of the COVID-19 pandemic, we cannot predict the long-term effects of the pandemic on its business or the travel and restaurant industries as a whole. If the travel industries are fundamentally changed by the COVID-19 pandemic in ways that are detrimental to our operating model, the Company’s business may continue to be adversely affected even as the broader global economy recovers.

Given the severe downturn in the global travel industry and the financial difficulties faced by many of our travel service providers, customers and marketing affiliates, we have increased our provision for allowance for doubtful accounts on receivables from our travel service providers and marketing affiliates. Moreover, due to the high level of cancellations of existing reservations, we have incurred, and may continue to incur, higher than normal cash outlays on chargebacks for prepaid reservations, including certain situations where we have already transferred the prepayment to the travel service provider. Any material increases in our allowance for doubtful accounts and chargebacks would have a corresponding adverse effect on our results of operations and related cash flows.

ITHAX ACQUISITION CORP.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Mondee Holdings, Inc., formerly known as ITHAX Acquisition Corp. (the “Company”), was a blank check company incorporated as a Cayman Islands exempted company on October 2, 2020, and was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).

Domestication and Mergers

As previously announced, ITHAX Acquisition Corp. (“ITHAX” and, after the Domestication as described below, “New Mondee” or the Company), a Cayman Islands exempted company, previously entered into that certain Business Combination Agreement, dated as of December 20, 2021 (as may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among ITHAX, Ithax Merger Sub I, LLC, a Delaware limited liability company and wholly owned subsidiary of ITHAX (“First Merger Sub”), Ithax Merger Sub II, LLC a Delaware limited liability company and wholly owned subsidiary of ITHAX (“Second Merger Sub”) and Mondee Holdings II, Inc., a Delaware corporation (“Mondee”).

On July 18, 2022, the parties to the Business Combination Agreement entered into a waiver, pursuant to which they agreed to waive the following closing conditions under the Business Combination Agreement: (i) that the ITHAX Class A ordinary shares (as defined below) shall continue to be listed on the Nasdaq Capital Market as of the Closing Date (as defined below), given that the shares listed on the Nasdaq Global Market as of the Closing Date; and (ii) ITHAX is required to maintain a minimum cash balance of $150.0 million at the Closing Date (the “Minimum Cash Condition”).

On July 18, 2022, as contemplated by the Business Combination Agreement and described in the section titled “Domestication Proposal” beginning on page 183 of the final prospectus and definitive proxy statement, dated June 27, 2022 (the “Proxy Statement/Prospectus”) filed with the Securities and Exchange Commission (the “SEC”) and following approval by ITHAX’s shareholders at an extraordinary general meeting of shareholders held on July 15, 2022, ITHAX filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed the Interim Charter (as defined below), the New Mondee Certificate of Incorporation (as defined below), and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which ITHAX was domesticated and continues as a Delaware corporation, changing its name to “Mondee Holdings, Inc.” (the “Domestication”).

As a result of and upon the effective time of the Domestication, among other things: (i) immediately prior to the PIPE Financing (as defined below), each issued and outstanding Class A ordinary share, par value $0.001 per share, of ITHAX (the “Class A ordinary shares”), converted into one share of Class A common stock, par value $0.0001 per share, of New Mondee (the “New Mondee Common Stock”); (ii) upon the First Effective Time (as defined below), each issued and outstanding Class B ordinary share, par value $0.001 per share, of ITHAX (the “Class B ordinary shares”) converted into one share of Class B common stock, par value $0.0001 per share, of New Mondee (the “New Mondee Class B Common Stock”); (iii) pursuant to the Domestication, each issued and outstanding whole warrant representing the right to purchase Class A ordinary shares of ITHAX automatically converted into the right to purchase one share of New Mondee Common Stock at an exercise price of $11.50 per share on substantially the same terms and conditions set forth in the Amended and Restated Warrant Agreement between Continental Stock Transfer & Trust Company (“Continental”) and New Mondee, dated July 18, 2022 (the “Amended and Restated Warrant Agreement”); (iv) pursuant to the Domestication, the governing documents of ITHAX were replaced with the certificate of incorporation of New Mondee (the “Interim Charter”), and upon the First Effective Time, the Interim Charter was replaced with the amended and restated certificate of incorporation of New Mondee (f/k/a ITHAX Acquisition Corp.) (the “New Mondee Certificate of Incorporation”) and the bylaws of New Mondee (the “New Mondee Bylaws”) as described in the Proxy Statement/Prospectus; and (v) pursuant to the First Effective Time, New Mondee’s name changed to “Mondee Holdings, Inc.” In connection with clauses (i) through (iii) of this paragraph, each issued and outstanding unit of ITHAX that had not been previously separated into the underlying Class A ordinary shares of ITHAX and the underlying warrants of ITHAX prior to the Domestication were cancelled and the holder thereof was entitled to receive one share of New Mondee Common Stock and one-half of one warrant, with each whole warrant representing the right to purchase one share of New Mondee Common Stock at an exercise price of $11.50 per share, on the terms and subject to the conditions set forth in the Amended and Restated Warrant Agreement.

On July 18, 2022 (the “Closing Date”), following the Domestication, First Merger Sub merged with and into Mondee, with Mondee surviving such merger as a wholly owned subsidiary of New Mondee (the “First Merger,” and the time at which the First Merger became effective, the “First Effective Time”), and immediately following the First Merger, Mondee merged with and into Second Merger Sub, with Second Merger Sub surviving such merger as a wholly owned subsidiary of New Mondee (the “Second Merger,” together with the First Merger, the “Mergers,” and the time that the Second Merger became effective being referred to as the “Second Effective Time”).

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the First Effective Time, (i) all shares of common stock of Mondee outstanding as of immediately prior to the First Effective Time were cancelled and automatically converted into the right to receive an aggregate of 60,800,000 shares of New Mondee Common Stock (the “Merger Consideration”), (ii) all shares of common stock of Mondee held in treasury of Mondee and all shares of Mondee common stock owned by any direct or indirect wholly owned subsidiary of Mondee immediately prior to the First Effective Time were cancelled without any conversion thereof, (iii) each issued and outstanding unit of First Merger Sub immediately prior to the First Effective Time were converted into and exchanged for one validly issued, fully paid and nonassessable share of common stock of the first surviving company (the “First Surviving Company Common Stock”), (iv) pursuant to the New Mondee Certificate of Incorporation, each share of New Mondee Class B Common Stock was converted into one share (subject to adjustment) of New Mondee Common Stock and New Mondee changed its name to “Mondee Holdings, Inc.,” and (v) New Mondee and Continental entered into the Amended and Restated Warrant Agreement.

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the Second Effective Time, (a) each issued and outstanding share of First Surviving Company Common Stock was automatically cancelled and ceased to exist as of the Second Effective Time; and (b) each issued and outstanding unit of Second Merger Sub immediately prior to the Second Effective Time was automatically converted into and exchanged for one validly issued, fully paid and nonassessable interest of the second surviving company.

As a result of the Business Combination, all outstanding Units (as defined below) were cancelled and separated into one Class A ordinary share and one-half of one redeemable ITHAX warrant. Subsequently a total of 1,513,468 Class A ordinary shares were converted into 1,513,468 shares of New Mondee Common Stock, 5,433,750 Class B ordinary shares were converted into 5,433,750 shares of New Mondee Common Stock, and 12,412,500 redeemable ITHAX warrants representing the right to purchase one Class A ordinary share were adjusted to represent the right to purchase one share of New Mondee Common Stock.

The accompanying unaudited condensed consolidated financial statements reflect the accounts and activities of only ITHAX, First Merger Sub, and Second Merger Sub, as of June 30, 2022, prior to the closing date.

Business Prior to the Business Combination

Prior to the Business Combination, ITHAX Acquisition Corp. had two wholly owned subsidiaries which were formed on December 9, 2021, First Merger Sub and Second Merger Sub. On the Closing Date, First Merger Sub merged with and into Mondee, with Mondee surviving the First Merger, and immediately following the First Merger, Mondee merged with and into Second Merger Sub, with Second Merger Sub surviving the Second Merger.

All activity for the period from October 2, 2020 (inception) through June 30, 2022 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, identifying a target company for a Business Combination and consummating the acquisition of Mondee.

The registration statement for the Company’s Initial Public Offering became effective on January 27, 2021. On February 1, 2021, the Company consummated the Initial Public Offering of 24,150,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 3,150,000 Units, at $10.00 per Unit, generating gross proceeds of $241,500,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 675,000 units (each, a “Private Placement Unit” and collectively, the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to ITHAX Acquisition Sponsor LLC (the “Sponsor”) and Cantor Fitzgerald & Co. (“Cantor”), generating gross proceeds of $6,750,000, which is described in Note 4.

Transaction costs amounted to $14,681,886, consisting of $5,250,000 of underwriting fees, $9,082,500 of deferred underwriting fees and $349,386 of other offering costs.

Following the closing of the Initial Public Offering on February 1, 2021, an amount of $241,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”) located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account.

Risks and Uncertainties

Management is currently evaluating the impact of the novel coronavirus disease 2019 (COVID-19) pandemic and has concluded that while it is reasonably possible that the virus could have or could have had a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of the condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Going Concern Assessment

As of June 30, 2022, the Company had cash of $156,703 not held in the Trust Account and available for working capital purposes. As of June 30, 2022, the Company had working capital of $225,330,016 which includes cash and marketable securities held in trust account of $241,937,059, deferred business combination fees payable of $7,032,982 and deferred underwriting fee payable of $9,082,500.

Until June 30, 2022, and through the closing date, the Company used the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination with Mondee. The Company completed its Business Combination on July 18, 2022 with Mondee, and in connection therewith has raised sufficient capital for its operations. See Note 10.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

ITHAX Acquisition Corp. is a blank check company incorporated as a Cayman Islands exempted company on October 2, 2020, and was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).

ITHAX Acquisition Corp. has two wholly owned subsidiaries which were formed on December 9, 2021, ITHAX Merger Sub I, LLC (“Merger Sub 1”), a Delaware limited liability company, and ITHAX Merger Sub II, LLC (“Merger Sub 2”), a Delaware limited liability company. ITHAX Acquisition Corp. and its subsidiaries are collectively referred to as “the Company.”

The Company is not limited to a particular industry or geographic region for purposes of completing a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies

As of December 31, 2021, the Company had not commenced any operations. All activity for the period from October 2, 2020 (inception) through December 31, 2021 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, identifying a target company for a Business Combination and proceeding to complete the Businss Combination, which is described in Note 6. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the marketable securities held in the Trust Account (as defined below) and recognizes changes in the fair value of warrant liabilities as other income (expense).

The registration statement for the Company’s Initial Public Offering became effective on January 27, 2021. On February 1, 2021, the Company consummated the Initial Public Offering of 24,150,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 3,150,000 Units, at $10.00 per Unit, generating gross proceeds of $241,500,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 675,000 units (each, a “Private Placement Unit” and collectively, the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to ITHAX Acquisition Sponsor LLC (the “Sponsor”) and Cantor Fitzgerald & Co. (“Cantor”), generating gross proceeds of $6,750,000, which is described in Note 4.

Transaction costs amounted to $14,681,886, consisting of $5,250,000 of underwriting fees, $9,082,500 of deferred underwriting fees and $349,386 of other offering costs.

Following the closing of the Initial Public Offering on February 1, 2021, an amount of $241,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”) located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete an initial Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding deferred underwriting commissions and interest income earned on the Trust Account to pay taxes) at the time of the agreement to enter into the initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders of its issued and outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination (initially $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and net of taxes payable), divided by the number of then issued and outstanding Public Shares. The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and, if the Company seeks shareholder approval, it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company. If a shareholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by applicable law or stock exchange listing requirements, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote any Founder Shares (as defined in Note 5), Private Placement Shares (as defined in Note 4) and Public Shares held by it in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.

The Sponsor and the Company’s officers and directors have agreed to waive: (i) their redemption rights with respect to any Founder Shares, Private Placement Shares and Public Shares held by them in connection with the completion of the Company’s Business Combination and (ii) their redemption rights with respect to the Founder Shares, Private Placement Shares and any Public Shares held by them in connection with a shareholder vote to approve an amendment to the Company’s Amended and Restated Memorandum and Articles of Association (A) to modify the substance or timing of the Company’s obligation to allow redemptions in connection with a Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination by February 1, 2023 or (B) with respect to any other provision relating to shareholders’ rights or pre-initial Business Combination activity.

The Company will have until February 1, 2023 to complete a Business Combination (the “Combination Period”). If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The Sponsor and the Company’s officers and directors have agreed to waive their liquidation rights with respect to the Founder Shares and Private Placement Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or any of the Company’s officers or directors acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per-share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below (i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account. As of December 31, 2021, no interest has been withdrawn from the Trust Account.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Going Concern Assessment

As of December 31, 2021, the Company had cash of $525,204 not held in the Trust Account and available for working capital purposes. As of December 31, 2021, the Company had a working capital of $337,406. The Company does not believe it will need to raise additional funds in order to meet the expenditures required for operating its business for one year from this filing. However, if the estimate of the costs of identifying a target business, undertaking in-depth due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to a Business Combination. Moreover, the Company may need to obtain additional financing or draw on the Working Capital Loans (as defined below) either to complete a Business Combination or because it becomes obligated to redeem a significant number of the Public Shares upon consummation of a Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. Subject to compliance with applicable securities laws, the Company would only complete such financing simultaneously with the completion of a Business Combination. If the Company is unable to complete the Business Combination because it does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account. In addition, following the Business Combination, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet its obligations.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a

Going Concern,” the date for mandatory liquidation and dissolution raises substantial doubt about the Company’s ability to continue as a going concern through February 1, 2023, (the scheduled liquidation date of the Company if it does not complete a Business Combination prior to such date). Management’s plan to alleviate the substantial doubt is to complete a business combination prior to February 1, 2023. The Company entered into a definitive Business Combination Agreement on December 20, 2021 (as defined below in Note 6) and is in the process of completing this Business Combination. Management has assessed the likelihood of whether it will be able to carry out its plan to complete this business combination prior to February 1, 2023. Management believes, as it is contractual, the business combination will occur prior to the termination date set forth in the Business Combination Agreement of July 31, 2022, which is before the date of the mandatory liquidation date. As such, based on these factors and other considerations, Management believes that its plan alleviates the substantial doubt raised by the date for mandatory liquidation described above.